FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
FINANCIAL ASSETS
Cash and cash equivalents	$ 2,272	$ 2,343	$ 3,573	$ 1,360
Certificates of deposit	10,380	350
Investment securities - available for sale	108,449	107,676
Investment securities - held to maturity	8,678	9,523
Mortgage-backed securities - held to maturity	129,321	137,416
Net loans receivable	77,455	64,673
Accrued interest receivable	1,206	1,508
FHLB stock	7,062	6,599
Bank owned life insurance	4,541	4,410	$ 4,276
Deposits
Savings accounts	45,524	47,232
Money market accounts	22,484	23,050
Certificates of deposit	32,313
FHLB advances - fixed rate	10,000	10,000
FHLB advances - variable rate	6,109	6,109
FHLB short-term advances	155,799	144,027
Accrued interest payable	247	189
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,272	2,343
Certificates of deposit	10,380	350
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable
Accrued interest receivable	1,206	1,508
FHLB stock	7,062	6,599
Bank owned life insurance	4,541	4,410
Deposits
Non-interest-bearing accounts	19,396	17,284
NOW accounts	23,787	22,201
Savings accounts	45,524	47,232
Money market accounts	22,484	23,050
Certificates of deposit
Advance payments by borrowers for taxes and insurance	1,785	1,261
FHLB advances - fixed rate
FHLB advances - variable rate	6,109	6,109
FHLB short-term advances	155,799	144,027
Accrued interest payable	247	189
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale	108,449	107,676
Investment securities - held to maturity	8,815	9,990
Net loans receivable
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate
FHLB advances - variable rate
FHLB short-term advances
Accrued interest payable
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable	77,224	67,335
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit	32,147	30,241
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate	10,000	10,498
FHLB advances - variable rate
FHLB short-term advances
Accrued interest payable
Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,272	2,343
Certificates of deposit	10,380	350
Investment securities - available for sale	108,449	107,676
Investment securities - held to maturity	8,678	9,523
Net loans receivable	77,455	64,673
Accrued interest receivable	1,206	1,508
FHLB stock	7,062	6,599
Bank owned life insurance	4,541	4,410
Deposits
Non-interest-bearing accounts	19,396	17,284
NOW accounts	23,787	22,201
Savings accounts	45,524	47,232
Money market accounts	22,484	23,050
Certificates of deposit	32,313	30,250
Advance payments by borrowers for taxes and insurance	1,785	1,261
FHLB advances - fixed rate	10,000	10,000
FHLB advances - variable rate	6,109	6,109
FHLB short-term advances	155,799	144,027
Accrued interest payable	247	189
Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,272	2,343
Certificates of deposit	10,380	350
Investment securities - available for sale	108,449	107,676
Investment securities - held to maturity	8,815	9,990
Net loans receivable	77,224	67,335
Accrued interest receivable	1,206	1,508
FHLB stock	7,062	6,599
Bank owned life insurance	4,541	4,410
Deposits
Non-interest-bearing accounts	19,396	17,284
NOW accounts	23,787	22,201
Savings accounts	45,524	47,232
Money market accounts	22,484	23,050
Certificates of deposit	32,147	30,241
Advance payments by borrowers for taxes and insurance	1,785	1,261
FHLB advances - fixed rate	10,000	10,498
FHLB advances - variable rate	6,109	6,109
FHLB short-term advances	155,799	144,027
Accrued interest payable	247	189
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	128,201	135,957
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	128,840	135,976
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	128,201	135,957
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	128,840	135,976
Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	1,100	1,459
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	1,341	1,703
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	1,120	1,459
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 1,241	$ 1,703